      THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED
            ON AUGUST 16, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2000.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [X]; Amendment Number: 2

       This Amendment (Check only one.):  [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               ------------------------------
Address:       1440 Kiewit Plaza
               ------------------------------
               Omaha, NE 68131
               ------------------------------

               ------------------------------

Form 13F File Number:  28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ------------------------------
Title:         Vice President
               ------------------------------
Phone:         402-346-1400
               ------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                           August 14, 2000
--------------------------------    ------------------------------      ---------------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-5194                     General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                               18
                                                             ----------

Form 13F Information Table Entry Total:                          39
                                                             ----------

Form 13F Information Table Value Total:                     $10,219,846
                                                            -------------
                                                              (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     NO.     FORM 13F FILE NUMBER        NAME
     1.      28-5678                     Berkshire Hathaway Life Insurance Co. of Nebraska
     2.      28-5676                     BHG Life Insurance Co.
     3.      28-719                      Blue Chip Stamps
     4.      28-554                      Buffett, Warren E.
     5.      28-1517                     Columbia Insurance Co.
     6.      28-2226                     Cornhusker Casualty Co.
     7.      28-6102                     Cypress Insurance Co.
     8.      28-852                      GEICO Corp.
     9.      28-101                      Government Employees Ins. Corp.
    10.      28-1066                     National Fire & Marine
    11.      28-718                      National Indemnity Co.
    12.      28-5006                     National Liability & Fire Ins. Co.
    13.      28-6104                     Nebraska Furniture Mart
    14.      28-717                      OBH Inc.
    15.      28-2740                     Plaza Investment Managers
    16.      28-1357                     Wesco Financial Corp.
    17.      28-3091                     Wesco Financial Ins. Co.
    18.      28-3105                     Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 1999



                                                                  Column 6
                                                            Investment Discretion                                  Column 8
                                   Column 4    Column 5    -------------------------                            Voting Authority
Column 1   Column 2   Column 3      Market     Shares or                       (c)        Column 7            ---------------------
Name of    Title of    CUSIP        Value      Principal   (a)  (b) Shared-  Shared-        Other              (a)     (b)      (c)
Issuer       Class     Number   (In Thousands)  Amount     Sole   Defined     Other        Managers           Sole   Shared    None
--------   --------   --------  -------------- ---------   ---- -----------  -------      ---------           ----   ------    ----
American
Interna-
tional
Group         Com   026874 10 7     155,972    1,330,250            X                4, 11, 14              1,330,250

Chubb Corp.   Com   171232 10 1      37,120      534,100            X                4, 11, 14                534,100

Costco
Companies     Com   22160Q 10 2      36,428      455,000            X                4, 11, 14                455,000

Walt
Disney
Company       Com   254687 10 6     206,151    6,690,490            X                4, 11, 14              6,690,490
                                    243,111    7,890,023            X                4, 5, 14               7,890,023
                                    145,495    4,721,943            X                4, 10, 14              4,721,943
                                    242,491    7,869,906            X                4, 1, 2, 6, 11, 14     7,869,906
                                     48,498    1,573,980            X                4, 13, 14              1,573,980

Executive
Risk Inc.     Com   301586 10 3      93,569    1,100,000            X                4, 11, 14              1,100,000

Federal
Home Ln
Mtg Corp.     Com   313400 30 1   1,233,039   21,259,300            X                4, 11, 14             21,259,300

                                  1,670,400   28,800,000            X                4, 3, 14, 16, 17, 18  28,800,000

                                    551,000    9,500,000            X                4, 8, 9, 11, 14, 15    9,500,000

                                    104,400    1,800,000            X                4, 8, 11, 14, 15       1,800,000

Federal
National
Mortgage
Assoc.        Com   313586 10 9     380,869    5,580,500            X                4, 11, 14              5,580,500

                                     12,613      184,800            X                4, 5, 14                 184,800
                                  ---------
                                  5,161,156

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 1999



                                                                  Column 6
                                                            Investment Discretion                                   Column 8
                                  Column 4      Column 5  ------------------------                              Voting Authority
Column 1   Column 2   Column 3     Market      Shares or                     (c)         Column 7            ----------------------
Name of    Title of   CUSIP        Value       Principal  (a)  (b) Shared- Shared-        Other              (a)       (b)      (c)
Issuer      Class     Number   (In Thousands)   Amount    Sole   Defined    Other        Managers            Sole     Shared   None
--------   -------    -------- --------------  ---------  ----  ---------- -------       ---------           ----     ------   ----
First Data
Corporation  Com    319963 10 4   565,209     11,549,600           X                4, 8, 9, 11, 14, 15   11,549,600

                                   41,597        850,000           X                4, 8, 11, 14, 15         850,000

Gannett
Inc.         Com    364730 10 1   282,923      3,963,900           X                4, 11, 14              3,963,900

General
Dynamics
Corp.        Com    369550 10 8   308,347      4,476,910           X                4, 11, 14              4,476,910

                                  104,084      1,511,200           X                4, 10, 14              1,511,200

Nike Inc.    Com    654106 10 3   362,036      5,712,600           X                4, 8, 9, 11, 14, 15    5,712,600

                                   33,272        525,000           X                4, 8, 11, 14, 15         525,000

Nucor
Corp.        Com    670340 10 5   190,182      4,009,100           X                4, 11, 14              4,009,100

Shaw
Communi-
cations
Inc.        Cl B    82028k 20 0   170,194      4,281,600           X                4, 8, 9, 11, 14, 15    4,281,600

US
Bancorp      Com    911596 10 4   168,765      5,056,629           X                4, 8, 11, 14, 15       5,056,629

                                   23,926        716,871           X                4, 8, 9, 11, 14, 15      716,871

                                  106,841      3,201,221           X                4, 11, 14              3,201,221

                                   48,426      1,450,956           X                4, 5, 14               1,450,956

                                    4,774        143,028           X                4, 10, 14                143,028

                                    2,512         75,264           X                4, 12, 14                 75,264

                                    7,213        216,132           X                4, 1, 2, 6, 11, 14       216,132
                                ---------
                                2,420,301

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 1999



                                                                    Column 6
                                                              Investment Discretion                                Column 8
                                     Column 4     Column 5  ------------------------                           Voting Authority
Column 1      Column 2  Column 3      Market     Shares or                      (c)      Column 7            ---------------------
Name of       Title of   CUSIP        Value      Principal   (a) (b) Shared- Shared-      Other               (a)      (b)    (c)
Issuer         Class     Number   (In Thousands)  Amount    Sole   Defined    Other      Managers            Sole    Shared   None
--------      --------  --------  -------------- ---------  ----  ---------- -------     --------            ----    ------   ----
Wells Fargo
& Co. Del       Com    949746 10 1    544,139    12,728,390           X             4, 5, 14               12,728,390

                                        6,413       150,000           X             4, 7, 14                  150,000

                                       72,393     1,693,400           X             4, 3, 14, 16, 17, 18    1,693,400

                                        5,171       120,970           X             4, 10, 14                 120,970

                                       25,858       604,860           X             4, 13, 14                 604,860

                                       59,594     1,394,000           X             4, 12, 14               1,394,000

                                       36,338       850,000           X             4, 14                     850,000

                                    1,888,483    44,175,060           X             4, 11, 14              44,175,060
                                  -----------
                                    2,638,389
                                  -----------
            GRAND TOTAL           $10,219,846
                                  ===========